Significant Accounting Policies (Policies)	12 Months Ended
Jul. 31, 2014
Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements and related disclosures have been prepared pursuant to the rules and regulations of the SEC. The financial statements have been prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts and operations of Aristocrat Group Corp., and its wholly owned subsidiaries Luxuria Brands, LLC; Level Two Holdings, LLC; and Top Shelf Distributing, LLC (collectively referred to as the “Company”). All material intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

All cash is maintained with a major financial institution in the United States. Deposits with this bank may exceed the amount of insurance provided on such deposits. Temporary cash investments with an original maturity of three months or less are considered to be cash equivalents. Cash and cash equivalents were $13,103 and $205,153 at July 31, 2014 and 2013, respectively.

Inventory	Inventory Inventory consists solely of finished goods, which are made up entirely of bottled vodka. Inventory is recorded at weighted average cost.
Revenue recognition

Revenue recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, product delivery has occurred or the services have been rendered, the price is fixed or determinable and collectability is reasonably assured.

Advertising Costs

Advertising Costs

The Company's policy regarding advertising is to expense advertising costs as incurred. The Company incurred $154,964 and $40,000 of advertising costs for the years ended July 31, 2014 and 2013, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations. No deferred tax assets or liabilities were recognized as of July 31, 2014 and 2013, respectively.

Earnings (Loss) per Common Share

Earnings (Loss) Per Common Share

The basic earnings (loss) per common share are calculated by dividing the Company's net income available to common shareholders by the weighted average number of common shares outstanding during the year. The diluted earnings (loss) per common share are calculated by dividing the Company's net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity instruments. In periods in which a net loss has been incurred, all potentially dilutive common shares are considered anti-dilutive and thus are excluded from the calculation. The Company's convertible debt is considered anti-dilutive due to the Company's net loss for the years ended July 31, 2014 and 2013. As a result, for the years ended July 31, 2014 and 2013, potentially issuable shares as a result of conversions of convertible notes payable have been excluded from the calculation. At July 31, 2014 and July 31, 2013, the Company had 82,605,483 and 8,632,950, respectively, potentially issuable shares upon the conversion of convertible notes payable and interest.

Financial Instruments

Financial Instruments

The Company's balance sheet includes certain financial instruments. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period between the origination of these instruments and their expected realization.

FASB Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 -	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 -

Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 -	Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of July 31, 2014. The respective carrying value of financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include accounts receivable, prepaid expenses, accounts payable, and accrued expenses. The fair value of the Company's notes payable is estimated based on current rates that would be available for debt of similar terms that is not significantly different from its stated value.

Significant concentrations

Significant concentrations

100% of the Company's sales during the year ended July 31, 2014 were to one customer.  100% of the Company's inventory was manufactured by one supplier during the year ended July 31, 2014.  The Company believes that, in the event that its customer is unable to continue to purchase the Company's product, there are a substantial number of alternative buyers for its product at a competitive price. The Company believes that, in the event that its supplier is unable to continue to supply the Company's product, there are a substantial number of alternative suppliers for its product at a competitive price.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2014, the FASB issued ASU 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements. ASU 2014-10 eliminates the distinction of a development stage entity and certain related disclosure requirements, including the elimination of inception-to-date information on the statements of operations, cash flows and stockholders' equity. The amendments in ASU 2014-10 will be effective prospectively for annual reporting periods beginning after December 15, 2014, and interim periods within those annual periods, however early adoption is permitted. The Company evaluated and adopted ASU 2014-10 for the year ended July 31, 2014.

There were various other accounting standards and interpretations issued recently, none of which are expected to a have a material impact on the Company's consolidated financial position, operations or cash flows.

Subsequent Events

Subsequent Events

The Company evaluated material events occurring between the end of our fiscal year, July 31, 2014, and through the date when the consolidated financial statements were available to be issued for disclosure consideration.